Related-party transactions - Disclosure of transactions between related parties (Details) - GBP (£)	3 Months Ended
	Apr. 30, 2019	Apr. 30, 2018
Disclosure of transactions between related parties [line items]
Other related party transactions	£ 0	£ 0
Directors of the Company
Disclosure of transactions between related parties [line items]
Aggregate emoluments	159,000	152,000
Pension contributions	4,000	5,000
Employee benefits expense	163,000	157,000
Directors of the Company and key management
Disclosure of transactions between related parties [line items]
Aggregate emoluments	305,000	311,000
Pension contributions	11,000	13,000
Employee benefits expense	£ 316,000	£ 324,000